Acquisitions (Details)								12 Months Ended
	Sep. 26, 2025 USD ($)	Dec. 28, 2023 USD ($)	Dec. 28, 2023 BRL (R$)	Nov. 23, 2023 USD ($)	Nov. 10, 2023 USD ($)	Oct. 28, 2023 USD ($)	Jan. 18, 2023 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Acquisitions [Line Items]
Noncontrolling interest								$ 187,234		$ 1,273,088	$ 660,221
Net loss attributable to noncontrolling interest								(404,675)		$ (488,504)	$ (247,296)
Nonrefundable payment								510,502
Pay total merger consideration								$ 68,109,620
Fair market value (in Dollars per share) | $ / shares								$ 15.16
Webull Indonesia [Member]
Acquisitions [Line Items]
Controlling interest ownership percentage							80.10%			80.10%	80.10%
Purchase consideration	$ 1,689,065						$ 3,663,788
Controlling interests voting percentage								80.10%
Noncontrolling interest								$ 910,230		$ 1,273,088
Webull Securities Holdings (Brazil) ltda [Member]
Acquisitions [Line Items]
Controlling interest ownership percentage		100.00%	100.00%
Net equity closing date of prior days		60 days	60 days
Nonrefundable payment | R$									R$ 2,500,000
Webull Securities Holdings (Brazil) ltda [Member] | Purchase Agreement [Member]
Acquisitions [Line Items]
Nonrefundable payment								1,531,484
Payment to escrow account (in Brazil Real) | R$									R$ 7,500,000
Webull Holdings (Singapore) Pte. Ltd. [Member]
Acquisitions [Line Items]
Controlling interest ownership percentage						100.00%
Aggregate purchase price						$ 17,000,000
First payment				$ 5,000,000
Final payment				$ 12,000,000
Pre-acquisition loan					$ 2,000,000
Consideration transferred								7,000,000
Miflink [Member]
Acquisitions [Line Items]
First payment								5,000,000
Pre-acquisition loan								2,000,000
Consideration transferred								7,000,000
Webull Pay [Member]
Acquisitions [Line Items]
Cash portion of the purchase consideration								27,534,365
Share portion of the consideration transferred								$ 40,575,255
Purchase consideration share (in Shares) | shares								2,676,468	2,676,468
Maximum [Member] | Webull Holdings (Singapore) Pte. Ltd. [Member]
Acquisitions [Line Items]
Net balance excess						5,000,000
Minimum [Member] | Webull Holdings (Singapore) Pte. Ltd. [Member]
Acquisitions [Line Items]
Net balance excess						$ 50,000
Webull Securities Holdings (Brazil) ltda [Member]
Acquisitions [Line Items]
Aggregate purchase price		$ 2,060,836	R$ 10,000,000
Webull Indonesia [Member]
Acquisitions [Line Items]
Noncontrolling interest ownership percentage	95.10%							19.90%